Average Annual Total Returns - Essential 40 Stock ETF	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	10.48%	11.71%
Essential 40 Stock Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	13.18%	14.01%
Essential 40 Stock ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.31%	12.36%	9.62%
Essential 40 Stock ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.06%	10.83%	8.74%
Essential 40 Stock ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.83%	9.45%	7.66%